TorrayResolute Small/Mid Cap Growth Fund
TorrayResolute Small/Mid Cap Growth Fund
Investment Objective
The TorrayResolute Small/Mid Cap Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TorrayResolute Small/Mid Cap Growth Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TorrayResolute Small/Mid Cap Growth Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Shareholder Servicing Plan Fees		0.15%	0.15%
Other Expenses		19.28%	1.57%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	20.49%	2.53%
Less: Fee Waiver and Expense Reimbursement	[2]	(19.23%)	(1.52%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1],[2]	1.26%	1.01%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses ("AFFE").
[2]	TorrayResolute LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions, AFFE, or extraordinary expenses) do not exceed 1.25% of the average daily net assets of the Investor Class and 1.00% of the average daily net assets of the Institutional Class. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense reimbursement occurred and at the time of the recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through April 30, 2026.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for  ten years ).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TorrayResolute Small/Mid Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	128	400	692	1,523
Institutional Class Shares	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of its average portfolio value.

Principal Investment Strategies
The Fund invests   at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small and mid-capitalization companies organized in the United States that the Adviser believes should generate excess returns, as compared to the Russell 2500 Index, with below-market risk over time, namely companies with superior operating and financial characteristics and proven records of increasing earnings on a consistent and sustainable basis.

The Fund typically invests in a portfolio of 25 to 30 small and mid-capitalization stocks with a long-term orientation and a quality focus.  The Fund considers small and mid-capitalization companies to be those companies with market capitalizations between $500 million and $5 billion at the time of purchase.  Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 15% of its assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of December 31, 2015, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States. As a part of its investment in foreign companies, the Fund may also invest in American Depository Receipts (“ADRs”), which are dollar-denominated negotiable certificates issued by a U.S. Bank, traded on a U.S. exchange, and representing a specified number of shares in a foreign stock that is held by a U.S. financial institution overseas.

In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Fund invests in foreign companies will fluctuate from time to time depending on the Adviser’s assessment of prevailing market, economic and other conditions.

The Adviser selects securities for the Fund’s investment portfolio by using a bottom-up quantitative and qualitative analysis to identify companies that exhibit sustainable growth characteristics, including durable competitive advantages, high returns on equity, efficient use of capital, demonstrated low volatility in financial and operating metrics, low exposure to cyclical trends, and capital allocation discipline.  Risk management is a key component of the Adviser’s portfolio construction process. In the security selection and portfolio construction process, the Adviser targets low correlation among existing and prospective holdings as measured by security price changes over 3, 5 and 10 year periods. The Adviser also employs individual position limits of 7% of total assets in order to manage risk.   The Adviser may reduce or sell investment positions for a variety of reasons, including when it identifies superior ideas, when valuations are excessive, when operating volatility increases, when sector or position limits are exceeded, or when an original investment thesis fails.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of larger, more established companies.

Limited Holdings Risk.  The Fund may have a relatively high percentage of assets in a single or small number of issuers, which may result in increased volatility.

Growth-Style Investing Risk .  Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.  Companies that pay dividends may experience less significant stock price declines during market downturns.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

ADR Risk.  ADRs are generally subject to the same risks as foreign securities because their values depend on the performance of the underlying foreign securities.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored ADRs generally bear all the costs of such depositary receipts, and the issuers of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the company that issues the underlying foreign securities or to pass through voting rights to the holders of the ADRs.  As a result, there may not be a correlation between such information and the market values of unsponsored ADRs.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Adviser Risk. The Adviser has limited experience managing a mutual fund.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the total return for the Fund’s Institutional Class for the fiscal year ended December 31, 2015. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with broad-based market indexes. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at www.TorrayResolute.com or by calling the Fund toll-free at 844-406-4960.

Calendar Year Total Returns as of December 31, 2015

Best Quarter	Worst Quarter
Q1 2015 9.10%	Q3 2015 (12.73)%

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Returns - TorrayResolute Small/Mid Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Investor Class Return Before Taxes	(6.10%)	(6.10%)	Jan. 01, 2015
Institutional Class Shares	Institutional Class Return Before Taxes	(5.90%)	(5.90%)	Jan. 01, 2015
After Taxes on Distributions | Institutional Class Shares	Institutional Class Return After Taxes on Distributions	(5.90%)	(5.90%)
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(3.34%)	(3.34%)
Russell 2500 ® Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 ® Growth Index (reflects no deductions for fees, expenses or taxes)	(0.19%)	(0.19%)	Jan. 01, 2015
Russell 2500 ® Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 ® Index (reflects no deductions for fees, expenses or taxes)	(2.90%)	(2.90%)	Jan. 01, 2015

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.